Vessels, net, Vessel Disposals (Details)	3 Months Ended				12 Months Ended
	Dec. 31, 2023 USD ($) Vessel	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 05, 2023 USD ($)	Sep. 01, 2023 USD ($)	Jun. 15, 2023 USD ($)	May 18, 2023 USD ($)	May 12, 2023 USD ($)	Apr. 28, 2023 USD ($)	Mar. 07, 2023 USD ($)	May 09, 2022 USD ($)	Apr. 27, 2021 USD ($)
Vessel Disposals [Abstract]
Gain on sale of vessels					$ 99,026,692	$ 3,222,631	$ 0
Vessels, net	$ 88,708,051				$ 88,708,051	92,486,178
$18.0 Million Term Loan Facility [Member]
Vessel Disposals [Abstract]
Number of vessels first priority mortgaged as security to loan facility | Vessel	1				1
Face amount	$ 18,000,000				$ 18,000,000	$ 18,000,000								$ 18,000,000		$ 18,000,000
M/T Wonder Arcturus [Member]
Vessel Disposals [Abstract]
Sales price															$ 13,150,000
Gain on sale of vessels				$ 3,200,000
M/T Wonder Avior [Member]
Vessel Disposals [Abstract]
Sales price													$ 30,100,000
Gain on sale of vessels		$ 17,600,000
M/T Wonder Bellatrix [Member]
Vessel Disposals [Abstract]
Sales price												$ 37,000,000
Gain on sale of vessels		19,300,000
M/T Wonder Polaris [Member]
Vessel Disposals [Abstract]
Sales price											$ 34,500,000
Gain on sale of vessels			$ 21,300,000
M/T Wonder Musica [Member]
Vessel Disposals [Abstract]
Sales price										$ 28,000,000
Gain on sale of vessels		$ 16,100,000
M/T Wonder Formosa [Member]
Vessel Disposals [Abstract]
Sales price									$ 18,000,000
Gain on sale of vessels	8,200,000
M/T Wonder Vega [Member]
Vessel Disposals [Abstract]
Sales price								$ 31,500,000
Gain on sale of vessels	16,500,000
M/T Wonder Sirius [Member] | $18.0 Million Term Loan Facility [Member]
Vessel Disposals [Abstract]
Vessels, net	$ 11,700,000				$ 11,700,000